UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2005

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      5/12/2005
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $162,285


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                      FORM 13F
                                  March 31, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1692  3310000 PRN      SOLE                  1845000           1465000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1061  2055000 PRN      SOLE                  1505000            550000
ABBOTT LABS                    COM              002824100     2464    52860 SH       SOLE                    52710               150
ALCOA, INC                     COM              013817101     1398    46015 SH       SOLE                    46015
ALLIED CAPITAL CORP            COM              01903Q108     2753   105460 SH       SOLE                    90460             15000
AMSOUTH BANCORP                COM              032165102      948    36540 SH       SOLE                    36540
ANADARKO PETROLEUM CORP        COM              032511107     1614    21204 SH       SOLE                    21204
APPLEBEE'S INTERNATIONAL INC   COM              037899101     1199    43490 SH       SOLE                    43490
AUTO ZONE INC                  COM              053332102      244     2850 SH       SOLE                     2850
AVERY DENNISON CORP            COM              053611109     4236    68393 SH       SOLE                    47818             20575
BERKSHIRE HATHAWAY INC         COM              084670108     2784       32 SH       SOLE                       20                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     1157      405 SH       SOLE                      405
BRITISH PETE PLC WT EXP 1/31/9 COM              055622104      389     6240 SH       SOLE                     6240
BURLINGTON RES INC             COM              122014103     6761   135035 SH       SOLE                    93885             41150
CATO CORP                      COM              149205106     5933   183978 SH       SOLE                   136553             47425
CHEVRONTEXACO CORP             COM              166764100     5744    98505 SH       SOLE                    58805             39700
CHICAGO BRIDGE & IRON          COM              167250109     9468   215030 SH       SOLE                   148280             66750
CHOLESTECH CORP                COM              170393102     1372   136100 SH       SOLE                    85200             50900
COLGATE PALMOLIVE CO           COM              194162103      513     9825 SH       SOLE                     9450               375
CONAGRA INC                    COM              205887102      376    13904 SH       SOLE                    13904
CORNING INC                    COM              219350105     3746   336576 SH       SOLE                   203376            133200
EXPRESS SCRIPTS INC CLASS A    COM              302182100      617     7075 SH       SOLE                     7075
EXXON MOBIL CORP               COM              30231G102      403     6761 SH       SOLE                     6761
FEDERAL HOME LN MTG CORP       COM              313400301      212     3350 SH       SOLE                     3350
FIDELITY NATIONAL FINANCIAL    COM              316326107     5127   155632 SH       SOLE                   119868             35764
FISERV INC                     COM              337738108     1389    34900 SH       SOLE                    34900
FORDING CANADIAN COAL TRUST    COM              345425102     7825    85165 SH       SOLE                    74790             10375
FPL GROUP                      COM              302571104      239     5950 SH       SOLE                     5950
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3473    87675 SH       SOLE                    67200             20475
GALLAGHER, ARTHUR J & CO       COM              363576109     1741    60435 SH       SOLE                    60435
GENERAL ELECTRIC CO            COM              369604103      330     9159 SH       SOLE                     9159
GPE BRUX LAMBERT               COM              7097328       3261    35670 SH       SOLE                    35220               450
HOME DEPOT INC                 COM              437076102     1002    26200 SH       SOLE                    26200
HOUSTON EXPLORATION COMPANY    COM              442120101     5906   103700 SH       SOLE                    72875             30825
INCO LTD                       COM              453258402     5309   133395 SH       SOLE                    92070             41325
JOHNSON & JOHNSON              COM              478160104      305     4535 SH       SOLE                     4535
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     3894   202175 SH       SOLE                   140150             62025
KAYDON CORP                    COM              486587108     1349    42950 SH       SOLE                    42950
KINDER MORGAN INC              COM              49455P101     2022    26705 SH       SOLE                    26705
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1582    22270 SH       SOLE                    22270
LABORATORY CORP OF AMERICA     COM              50540R409     4192    86975 SH       SOLE                    63975             23000
LIBERTY MEDIA CO               COM              530718105     3151   303897 SH       SOLE                   211422             92475
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     5639   187460 SH       SOLE                   146275             41185
NATIONAL FUEL GAS COMPANY      COM              636180101      204     7150 SH       SOLE                     7150
NDC HEALTH                     COM              639480102     2553   159790 SH       SOLE                    98190             61600
NEWMONT MNG CORP               COM              651639106     6286   148770 SH       SOLE                    97470             51300
NISOURCE INC.                  COM              65473P105      238    10425 SH       SOLE                    10425
OMNICARE INC                   COM              681904108     1823    51420 SH       SOLE                    36420             15000
PEABODY ENERGY CORP            COM              704549104     4991   107650 SH       SOLE                    67200             40450
PENGROWTH ENERGY TRUST CL A    COM              706902301     1503    75150 SH       SOLE                    73000              2150
PERFORMANCE FOOD GROUP         COM              713755106     3140   113450 SH       SOLE                    84650             28800
PFIZER INC.                    COM              717081103     2406    91574 SH       SOLE                    69574             22000
PLUM CREEK TIMBER              COM              729251108     6385   178845 SH       SOLE                   137670             41175
RENAL CARE GROUP               COM              759930100     1376    36265 SH       SOLE                    36265
REYNOLDS & REYNOLDS CO         COM              761695105      204     7550 SH       SOLE                     7550
ROYAL DUTCH PETE CO NY REG SH  COM              780257804     1075    17900 SH       SOLE                    17900
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103      513     4345 SH       SOLE                     4345
SENSE TECHNOLOGIES INC         COM              816923106        3    10000 SH       SOLE                    10000
SUNGARD DATA SYSTEMS           COM              867363103     2110    61150 SH       SOLE                    61150
UNOCAL CORP                    COM              915289102     1638    26555 SH       SOLE                    26555
VIACOM INC. - CLASS B          COM              925524308     3747   107589 SH       SOLE                    77110             30479
VULCAN MATERIALS               COM              929160109     1567    27570 SH       SOLE                    12570             15000
WINNEBAGO INDUSTRIES           COM              974637100     3227   102110 SH       SOLE                    71235             30875
WYETH                          COM              983024100      464    11000 SH       SOLE                    10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     1858   177125 SH       SOLE                   174075              3050
ZWEIG FUND INC                                  989834106      159 29030.974SH       SOLE                29030.974
                                                          $162,285